Share-based payments - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 28, 2021	Mar. 29, 2020	Mar. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term of options	10 years
Contributed surplus and compensation expense for the vesting of stock options	$ 11.3	$ 7.8	$ 3.8
Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of future share options issuable in share-based payment arrangement (shares)	0
Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of stock options	4 years
Vesting period of RSUs	3 years
Tranche one | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	40.00%
Tranche one | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	25.00%
Tranche two | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	20.00%
Tranche three | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	20.00%
Tranche four | Legacy Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting rate (as a percent)	20.00%
Subordinate voting shares | Omnibus Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock issued per RSU upon settlement (shares)	1
Maximum number of shares reserved for issuance under equity incentive plans (shares)	3,850,210